Smith Barney
Arizona
Municipal
Fund Inc.

-------------------
SEMI-ANNUAL REPORT
-------------------

November 30, 1999


[LOGO OF SMITH BARNEY]


NOT FDIC INSURED.NOT BANK GUARANTEED.MAY LOSE VALUE

Smith Barney Arizona Municipals Fund Inc.

[PHOTO OF HEATH B. MCLENDON]

HEATH B. MCLENDON

Chairman

[PHOTO OF JOSEPH P. DEANE]

JOSEPH P. DEANE

Vice President and
Investment Officer


Dear Shareholder:

We are pleased to provide the semi-annual report for the Smith Barney Arizona Municipals Fund Inc. ("Fund") for the period ended November 30, 1999. We hope you find this report to be useful and informative. A detailed summary of the Fund's performance as well as our investment strategy can be found in the appropriate sections that follow.

Performance Update

For the six months ended November 30, 1999, the Class A shares of the Fund posted a total return of a negative 3.26% without sales charges. In comparison, the average return for Arizona tax-exempt funds was a negative 3.49% for the same period according to Lipper Inc. (Lipper Inc. is a nationally recognized organization that reports on mutual fund total return performance and calculates fund rankings. Peer averages are based on universes of funds with similar investment objectives. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.) For performance information on the Fund's other share classes, please refer to pages 5 and 6.

During the period covered by this report, the Fund distributed income dividends totaling $0.24 and a capital gain distribution of $0.02 per Class A share. (Please note that a portion of the income of this Fund may be subject to the alternative maximum tax ("AMT").)

Market and Economic Overview

In our view, bond yields are high enough to adequately reflect the risk of slightly higher inflation. Indeed, we think that bond yields may be near their peak.

The period was marked by continued strong U.S. economic growth, historically low inflation and low unemployment. Meanwhile, the Federal Reserve Board ("Fed") reversed its three short-term interest rate movements, with 25-basis-

--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      1
point (100 basis points are equal to one percent) increases implemented on June 30, August 24 and November 16, 1999, respectively. In our view, lackluster performance in fixed-income markets has been a direct result of Fed monetary policy actions. While presumably aimed at stock market exuberance, it is the bond market that has taken the brunt of any correction due to fears of further Fed interest rate increases. The current lack of inflationary evidence defies a historically tight labor market and reinforces the influence of technology and the power of global pricing constraints.

The latest rate hikes by the Fed resolve a major uncertainty that has been weighing on the bond market. The policy statement that accompanied the move indicated that the Fed is likely to keep monetary policy steady for now. In the meantime, with the prospects of immediate Fed action not looming, investors can focus on the bond market's fundamentals. And we think that its fundamentals are positive.

In particular, new bond issuance should be light in the coming weeks, especially from the U.S. Treasury, and inflation should probably remain calm, despite the recent jump in oil prices. The recent upturn in yields is being fueled by worries about the latest rise in oil prices and the growing expectation that the Fed will tighten monetary policy again in 2000. We think that such a move would not be detrimental to the bond market, particularly as the U.S. Treasury continues to pay down debt and inflation remains tame.

Given the higher yields and tighter conditions that already prevail in many sectors of the fixed-income market, the Fed's recent actions may be sufficient to slow the economy without triggering higher inflation. The good news is that the economy's so far "soft landing" is likely to be at a higher annual growth rate than was previously thought possible due to the possible emergence of a New Economy where technological advances can spur growth without inflationary pressures.

Arizona Economic Highlights

Arizona's economy remains healthy and ranks among the nation's top five in terms of fastest job growth. Employment and other key economic indicators are consistent with continued, albeit slower growth. Arizona's unemployment rate is among the lowest in the U.S. In addition, state and local taxes are 11% below the national per-capita average, while property taxes are 10% below the national average.

Arizona exports topped $5.7 billion for the first six months of 1999, down 0.4% compared to the first six months of 1998. The average percentage change for all states was a decrease of 1.62%. Despite the slight decline, the figures indicate that the state's recovery from the slump caused primarily by the Asian crisis.


--------------------------------------------------------------------------------
2                                        1999 Semi-Annual Report to Shareholders

Exports to Japan increased 68.8% compared to the previous year. Mexico remains Arizona's leading trade partner. Arizona continues to rank third in the nation in exports of semiconductor devices and integrated circuits, surpassed only by California and Texas.

Arizona scores high marks in the New Economy, one marked by a shift to innovation and technology as opposed to mass production manufacturing. High technology companies continue to expand their presence in the state, which has helped to further diversify Arizona's economy.

Investment Strategy

The Fund seeks to provide Arizona investors with the maximum amount of income exempt from Federal and Arizona state income taxes as is consistent with the preservation of capital. The Fund invests primarily in investment-grade municipal securities.

Over the period covered by this report, the Fund continued to focus on high-quality issues and remained broadly diversified across various sectors. As of November 30, 1999, 90.0% of the Fund's holdings were rated investment grade. In addition, 55.4% of the Fund's portfolio was invested in AAA-rated bonds, the highest rating. At the end of the reporting period, the Fund's average weighted maturity was roughly 19.8 years. As of November 30, 1999, the Fund's largest holdings are concentrated in general obligation bonds (23.0%), hospital bonds (17.1%) and multi-family housing bonds (15.0%).

Our strategy going forward is three-fold. We are lengthening maturities in the portfolio to take advantage of the inexpensive valuations of municipal bonds relative to U.S. Treasuries. Also, we are focusing on investing in very high grade issues, and we are investing in discount paper for the first time since the fall of 1998, as this is where we believe we can obtain the best value.

Our goal in the Fund is to sell off some of our intermediate-term maturities that were defensive and stretch out longer on the yield curve to lock in today's higher rates. (The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.)

Municipal Bond Market Outlook

The yield on the 30-year Treasury bond has stayed within a narrow 40 basis point trading range since the beginning of June, currently trading just above 6%, while select long-term municipal bonds are yielding approximately 95%-100% of long-term U.S. Treasury bonds. Under typical market conditions, municipal bonds yield roughly 85% of similar-maturity U.S. Treasury bonds.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      3

We do not expect long-term rates to move appreciably higher. Municipal bond yields have moved up relative to U.S. Treasury yields because institutional demand has virtually disappeared. With long-term municipal yields close to 6% and the yield curve steep, extending maturity may be a prudent strategy.

The municipal bond market is providing some intriguing opportunities as a result of reticent dealers and year-end tax swapping. In our opinion, investors who have been waiting on the sidelines out of fears related to Y2K should move some cash into these sectors now. We have also observed an increased dominance of retail investors in the municipal bond market.

In our judgement, a number of factors bode well for the municipal market. Yields are at their highest levels since early 1999, new issue supply is likely to be modest in the period ahead, and recent narrowing of spreads in the taxable market has made alternatives less attractive. We remain optimistic about the prospects for the municipal market as a whole.

In closing, thank you for your investment in the Smith Barney Arizona Municipals Fund Inc. We look forward to helping you achieve your investment goals.


Sincerely,

/s/ Heath B. McLendon                        /s/ Joseph P. Deane

Heath B. McLendon                            Joseph P. Deane
Chairman                                     Vice President and
                                             Investment Officer

December 13, 1999






--------------------------------------------------------------------------------
4                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                 Net Asset Value
              ---------------------
               Beginning     End      Income    Capital Gain            Total
Period Ended  of Period  of Period  Dividends  Distributions  Capital Returns(1)
================================================================================
11/30/99        $10.31     $ 9.72     $0.24        $0.02       $0.00    (3.26)%+
--------------------------------------------------------------------------------
5/31/99          10.54      10.31      0.49         0.13        0.00     3.79
--------------------------------------------------------------------------------
5/31/98          10.21      10.54      0.52         0.05        0.00     9.00
--------------------------------------------------------------------------------
5/31/97           9.95      10.21      0.53         0.00        0.00     8.06
--------------------------------------------------------------------------------
5/31/96          10.09       9.95      0.52         0.00        0.00     3.82
--------------------------------------------------------------------------------
5/31/95           9.82      10.09      0.54         0.06        0.00     9.38
--------------------------------------------------------------------------------
5/31/94          10.40       9.82      0.53         0.21        0.00     1.33
--------------------------------------------------------------------------------
5/31/93           9.84      10.40      0.57         0.08        0.02    12.92
--------------------------------------------------------------------------------
5/31/92           9.63       9.84      0.60         0.06        0.04     9.86
--------------------------------------------------------------------------------
5/31/91           9.49       9.63      0.68         0.00        0.00     8.92
--------------------------------------------------------------------------------
5/31/90           9.66       9.49      0.71         0.05        0.00     6.31
================================================================================
Total                                 $5.93        $0.66       $0.06
================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------

                 Net Asset Value
              ---------------------
               Beginning     End      Income    Capital Gain            Total
Period Ended  of Period  of Period  Dividends  Distributions  Capital Returns(1)
================================================================================
11/30/99        $10.30     $ 9.71     $0.21        $0.02       $0.00    (3.53)%+
--------------------------------------------------------------------------------
5/31/99          10.54      10.30      0.44         0.13        0.00     3.15
--------------------------------------------------------------------------------
5/31/98          10.21      10.54      0.47         0.05        0.00     8.46
--------------------------------------------------------------------------------
5/31/97           9.95      10.21      0.48         0.00        0.00     7.53
--------------------------------------------------------------------------------
5/31/96          10.09       9.95      0.47         0.00        0.00     3.30
--------------------------------------------------------------------------------
5/31/95           9.82      10.09      0.49         0.06        0.00     8.78
--------------------------------------------------------------------------------
5/31/94          10.40       9.82      0.49         0.21        0.00     0.84
--------------------------------------------------------------------------------
Inception*-
5/31/93           9.97      10.40      0.29         0.08        0.01     8.31+
================================================================================
Total                                 $3.34        $0.55       $0.01
================================================================================




--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      5

--------------------------------------------------------------------------------
Historical Performance -- Class L Shares
--------------------------------------------------------------------------------

                 Net Asset Value
               --------------------
                Beginning     End    Income     Capital Gain            Total
Period Ended   of Period  of Period Dividends  Distributions Capital  Returns(1)
================================================================================
11/30/99         $10.30    $ 9.71    $0.21         $0.02      $0.00    (3.55)%+
--------------------------------------------------------------------------------
5/31/99           10.53     10.30     0.43          0.13       0.00     3.21
--------------------------------------------------------------------------------
5/31/98           10.21     10.53     0.47          0.05       0.00     8.30
--------------------------------------------------------------------------------
5/31/97            9.95     10.21     0.47          0.00       0.00     7.49
--------------------------------------------------------------------------------
5/31/96           10.09      9.95     0.47          0.00       0.00     3.26
--------------------------------------------------------------------------------
Inception*-5/31/95 9.28     10.09     0.23          0.06       0.00    12.10+
================================================================================
Total                                $2.28         $0.26      $0.00
================================================================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.


--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                     Without Sales Charges(1)
                                                    --------------------------
                                                    Class A   Class B  Class L
================================================================================
Six Months Ended 11/30/99+                          (3.26)%   (3.53)%   (3.55)%
--------------------------------------------------------------------------------
Year Ended 11/30/99                                 (2.77)    (3.31)    (3.35)
--------------------------------------------------------------------------------
Five Years Ended 11/30/99                            6.92      6.35       N/A
--------------------------------------------------------------------------------
Ten Years Ended 11/30/99                             6.50       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 11/30/99                          6.71      5.13      6.07
================================================================================

                                                       With Sales Charges(2)
                                                   ---------------------------
                                                   Class A   Class B   Class L
================================================================================
Six Months Ended 11/30/99+                          (7.13)%   (7.78)%   (5.41)%
--------------------------------------------------------------------------------
Year Ended 11/30/99                                 (6.68)    (7.48)    (5.27)
--------------------------------------------------------------------------------
Five Years Ended 11/30/99                            6.05      6.19       N/A
--------------------------------------------------------------------------------
Ten Years Ended 11/30/99                             6.07       N/A       N/A
--------------------------------------------------------------------------------
Inception* through 11/30/99                          6.37      5.13      5.87
================================================================================



--------------------------------------------------------------------------------
6                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                        Without Sales Charges(1)
================================================================================
Class A (11/30/89 through 11/30/99)                             87.63%
--------------------------------------------------------------------------------
Class B (Inception* through 11/30/99)                           42.41
--------------------------------------------------------------------------------
Class L (Inception* through 11/30/99)                           34.13
================================================================================
(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gains distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively. Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* Inception dates for Class A, B and L shares are June 1, 1987, November 6, 1992 and December 8, 1994, respectively.



--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      7

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                Growth of $10,000 Invested in Class A Shares of
                 Smith Barney Arizona Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and
                    Lipper Arizona Municipal Fund Average+

--------------------------------------------------------------------------------

                         November 1989 -- November 1999

                      Smith Barney       Lehman Brothers    Lipper Arizona
                   Arizona Municipals    Municipal Bond     Municipal Fund
                       Fund Inc.             Index             Average
                   ------------------    ---------------    --------------
         Nov-89          9,604               10,000             10,000
         May-90          9,800               10,273             10,222
         May-91         10,674               11,309             11,094
         May-92         11,726               12,419             12,208
         May-93         13,241               13,905             13,739
         May-94         13,417               14,249             13,959
         May-95         14,675               15,547             15,216
         May-96         15,235               16,258             15,754
         May-97         16,463               17,604             16,980
         May-98         17,945               19,256             18,462
         May-99         18,626               20,157             19,132
         Nov-99         18,020               19,942             18,464


+ Hypothetical illustration of $10,000 invested in Class A shares on November 30, 1989, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 1999. The Lehman Brothers Municipal Bond Index is a broad based, total return index comprised of investment grade, fixed rate municipal bonds selected from issues larger than $50 million issued since January 1991. The Lipper Arizona Municipal Fund Average is composed of the Fund's peer group of mutual funds (39 funds as of November 30, 1999). The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
8                                        1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                               November 30, 1999
--------------------------------------------------------------------------------

Industry Breakdown

                                    [CHART]

Housing: Multi-Family      15.0%        Housing: Single-Family          3.0%
Industrial Development      4.9%        Hospitals                      17.1%
Life Care Systems           3.7%        Escrowed to Maturity            1.4%
Miscellaneous               9.1%        Pre-Refunded                    1.2%
Pollution Control           4.4%        General Obligations            23.0%
Transportation              4.3%        Water and Sewer                 9.4%
Utility                     3.5%


Summary of Investments by Combined Ratings

                                 Standard &         Percentage of
Moody's            and/or          Poor's         Total Investments
--------------------------------------------------------------------------------
 Aaa                                AAA                 55.4%
 Aa                                  AA                 20.1
  A                                  A                   8.5
 Baa                                BBB                  6.0
  B                                  B                   1.5
 NR                                  NR                  8.5
                                                      ------
                                                       100.0%
                                                      ======

--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                      9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                            November 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)              SECURITY                                        VALUE
==================================================================================================
Escrowed to Maturity -- 1.4%
$    250,000      AAA      Arizona State Municipal Financing Program, COP,
                             Series 20, BIG-Insured, (Escrowed to maturity
                             with U.S. government securities), 7.625% due 8/1/06         $ 276,562
     500,000      AAA      Maricopa County IDA, Hospital Revenue, Series A,
                             Samaritan Health Services, MBIA-Insured,
                             7.000% due 12/1/16                                            576,250
--------------------------------------------------------------------------------------------------
                                                                                           852,812
--------------------------------------------------------------------------------------------------
General Obligation -- 23.0%
                           Maricopa County Elementary School District 68:
   1,000,000      AAA        Alhambra Refunding and Improvement Project,
                               AMBAC-Insured, (Partially Pre-Refunded -- Escrowed
                               with U.S. government securities to 7/1/03 Call @ 102),
                               5.625% due 7/1/13                                         1,010,000
     635,000      AAA        School District No. 80, Chandler Unified School District,
                               FGIC-Insured, (Un-Refunded Balance),
                               5.800% due 7/1/12                                           654,050
                           Maricopa County GO:
                             Elementary School District No. 8, Osborne Elementary
                               School District:
   1,000,000      A1*            7.500% due 7/1/09                                       1,178,750
     600,000      AAA            FGIC-Insured, (Partially Pre-Refunded --
                                  Escrowed with U.S. government securities to
                                  7/1/06 Call @ 101), 5.875% due 7/1/14                    618,000
     650,000      AAA        Elementary School District No. 14, (Creighton School
                               Improvement Project 1990), Series C, FGIC-Insured,
                               (Partially escrowed to maturity with U.S. government
                               securities), 6.500% due 7/1/08                              715,812
   1,000,000      AAA        Elementary School District No. 40, (Glendale School
                               Improvement), AMBAC-Insured, 6.300% due 7/1/11            1,062,500
                             Unified School District No. 11, Peoria Unified School
                               District, MBIA-Insured, (Un-Refunded Balance):
     635,000      AAA            6.400% due 7/1/10                                         656,431
     500,000      AAA            7.000% due 7/1/10                                         521,250
                           Maricopa County Unified High School District No. 210, GO,
                             (Phoenix Project of 1995):
   1,000,000      AA            Series B, (Partially Pre-Refunded -- Escrowed with
                                  U.S. government securities to 7/1/06 Call @ 101),
                                  5.375% due 7/1/13 (b)                                  1,041,250
     370,000      AAA        Union High School District No. 216, FGIC-Insured,
                               (Un-Refunded Balance), 6.700% due 7/1/11                    378,521
   1,250,000      AA+        Phoenix Civic Improvement Corp., (New City Hall Project),
                               5.100% due 7/1/28                                         1,101,562
                             Phoenix GO:
   1,100,000      AA+          4.750% due 7/1/19                                           951,500
   1,400,000      AA+          Refunding, Series A, 6.250% due 7/1/17                    1,491,000
     400,000      A          Phoenix Special Assignment, Central Avenue Improvement
                               District, 7.000% due 1/1/06                                 402,884

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
10                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                November 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                 SECURITY                                      VALUE
==================================================================================================
General  Obligation -- 23.0% (continued)
$  1,000,000      AAA      Pima County GO, Unified School District No. 1, Tucson,
                             FGIC-Insured, 7.500% due 7/1/10                           $ 1,187,500
     500,000      AAA      Pinal County Unified School District No. 43, GO, Apache
                             Junction, Series A, FGIC-Insured, 5.850% due 7/1/15           507,500
     500,000      A        Scottsdale Mountain Communication Facilities District, GO,
                             District No. 3, Series A, 6.200% due 7/1/17                   504,375
     285,000      AAA      Tempe Union High School District No. 213, GO, FGIC-Insured,
                             (Un-Refunded Balance), 6.000% due 7/1/10                      297,112
--------------------------------------------------------------------------------------------------
                                                                                        14,279,997
--------------------------------------------------------------------------------------------------
Hospitals -- 17.1%
   1,500,000      A2*      Arizona Health Facilities Authority, Hospital Systems
                             Revenue, Phoenix Childrens Hospital, Series A,
                             6.125% due 11/15/22                                         1,462,500
                           Maricopa County Hospital Revenue, Sun Health Corp.:
   1,500,000      Baa1*      5.900% due 4/1/09                                           1,507,500
   1,000,000      Baa1*      6.125% due 4/1/18                                             976,250
   2,000,000      AA+      Maricopa County IDA, Hospital Revenue, Mayo Clinic,
                             5.250% due 11/15/37                                         1,752,500
   3,000,000      AAA      Mesa, AZ IDA, Discovery Health Systems, Series A,
                             MBIA-Insured, 5.625% due 1/1/29                             2,853,750
   1,000,000      AAA      Mohave County IDA, Hospital Systems Revenue, Baptist
                             Hospital, MBIA-Insured, 5.700% due 9/1/15                   1,006,250
   1,070,000      AAA      Phoenix IDA, Hospital Revenue, John C. Lincoln Hospital,
                             FSA-Insured, 5.400% due 12/1/10                             1,090,062
--------------------------------------------------------------------------------------------------
                                                                                        10,648,812
--------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 15.0%
                           Maricopa County IDA, Multi-Family Housing Revenue:
                             Metro Gardens-Mesa Ridge Project, Series A,
                               MBIA-Insured:
     500,000      AAA              5.650% due 7/1/19                                       486,250
   1,750,000      AAA              5.150% due 7/1/29                                     1,546,563
   1,785,000      AAA        Mortgage Loan, Series A, FHA-Insured,
                               5.900% due 7/1/24                                         1,789,463
   2,125,000      NR         Stanford Court Apartments, Series B,
                               6.250% due 7/1/18                                         2,000,156
                           Phoenix IDA:
     650,000      AAA        Mortgage Revenue, (Chris Ridge Village Project),
                               FHA-Insured, 6.750% due 11/1/12                             676,813
                             Multi-Family Housing Revenue:
                               Ventana Palms Apartments Project, Series A,
                                 MBIA-Insured:
     150,000      Aaa*             6.100% due 10/1/19                                      150,563
     950,000      Aaa*             6.150% due 10/1/29                                      950,000
   1,000,000      AA         Woodstone & Silver Springs, 6.250% due 4/1/23               1,021,250

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                November 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                 SECURITY                                      VALUE
==================================================================================================
Housing: Multi-Family -- 15.0% (continued)
$    460,000      AA       Pima County IDA, Multi-Family Housing Revenue,
                             Rancho Mirage Project, 7.050% due 4/1/22 (c)              $   472,650
     235,000      AAA      Sierra Vista IDA, Multi-Family Housing, (Mountain Steppes
                             Apartment Project), FNMA-Collateralized,
                             7.125% due 12/1/10                                            230,081
--------------------------------------------------------------------------------------------------
                                                                                         9,323,789
--------------------------------------------------------------------------------------------------
Housing: Single Family -- 3.0%
     325,000      AAA      Phoenix IDA, Single-Family Mortgage Revenue,
                             GNMA/FNMA/FHLMC-Collateralized,
                             6.300% due 12/1/12 (c)                                        333,531
                           Pima County IDA:
     880,000      AAA      Single-Family Mortgage Revenue, GNMA-Collateralized,
                             6.750% due 11/1/27 (c)                                        903,100
     640,000      AAA      Single-Family Mortgage Revenue, Series A, GNMA/FNMA/
                             FHLMC-Collateralized, 6.250% due 11/1/30 (c)                  645,600
--------------------------------------------------------------------------------------------------
                                                                                         1,882,231
--------------------------------------------------------------------------------------------------
Industrial Development -- 4.9%
     750,000      NR       Navajo County IDA, IDR, (Stone Container Corp.
                             Project), 7.400% due 4/1/26 (c)                               763,125
                             Pima County IDA, Industrial Revenue Refunding:
     715,000      AAA        FSA-Insured, 7.250% due 7/15/10                               772,200
   1,000,000      B          Tucson Electric Power Co. Project, Series B,
                             6.000% due 9/1/29                                             902,500
                           Tempe IDA, IDR, Friendship Village Refunding, Series A:
     350,000      NR         6.200% due 12/1/03                                            350,431
     250,000      NR         6.250% due 12/1/04                                            250,190
--------------------------------------------------------------------------------------------------
                                                                                         3,038,446
--------------------------------------------------------------------------------------------------
Life Care Systems -- 3.7%
   1,000,000      NR       Flagstaff IDA, Living Community Revenue, (Northern
                             Community Project), 6.200% due 9/1/28                         930,000
   1,355,000      AAA      Phoenix IDA, Christian Care, Series A, FHA/MBIA-Insured,
                             6.000% due 7/1/20                                           1,366,856
--------------------------------------------------------------------------------------------------
                                                                                         2,296,856
--------------------------------------------------------------------------------------------------
Miscellaneous -- 9.1%
     520,000      AAA      Arizona State COP, Series B, AMBAC-Insured,
                             6.250% due 9/1/10                                             552,500
     750,000      Aa*      Arizona Student Loan Revenue Acquisition Authority,
                             Series B, 6.600% due 5/1/10 (c)                               780,938
     500,000      AAA      Casa Grande Excise Tax Revenue, FGIC-Insured,
                             6.200% due 4/1/15                                             518,125
   1,000,000      AA+      Phoenix, AZ Civic Improvement Corp., Excise Tax Revenue,
                             Sr. Lien, (Municipal Courthouse Project), Series A,
                             5.250% due 7/1/24                                             912,500

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
12                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                November 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                 SECURITY                                      VALUE
==================================================================================================
Miscellaneous -- 9.1% (continued)
                           Sierra Vista Municipal Property Corp., AMBAC-Insured:
$    355,000      AAA        6.000% due 1/1/11                                         $   373,194
     500,000      AAA        6.150% due 1/1/15                                             520,000
   1,000,000      AA       Tucson COP, 6.375% due 7/1/09                                 1,043,750
     890,000      AAA      Tucson Local Development Finance Corp., Lease Revenue,
                             FGIC-Insured, (Un-Refunded Balance), 6.250% due 7/1/12        937,838
--------------------------------------------------------------------------------------------------
                                                                                         5,638,845
--------------------------------------------------------------------------------------------------
Pollution Control -- 4.4%
                           Coconino County Pollution Control Corp. Revenue Refunding:
   1,000,000      A-         Arizona Public Service Co., Series A, 5.875% due 8/15/28      946,250
   1,000,000      BBB-       Nevada Power Co. Project, 6.375% due 10/1/36 (c)              976,250
     850,000      A-       Navajo County PCR, Arizona Public Service Co., Series A,
                             5.875% due 8/15/28                                            809,625
--------------------------------------------------------------------------------------------------
                                                                                         2,732,125
--------------------------------------------------------------------------------------------------
Pre-Refunded -- 1.2%
     715,000      AAA      Tempe Union High School District No. 213, GO,
                             FGIC-Insured, (Pre-Refunded -- Escrowed with state
                             and local government securities to 7/1/04 Call @ 101),
                             6.000% due 7/1/10                                             762,369
--------------------------------------------------------------------------------------------------
Transportation -- 4.3%
   3,000,000      AAA      Phoenix Civic Improvement Corp., (Airport Revenue), Sr. Lien,
                             FSA-Insured, Series A, 5.000% due 7/1/25                    2,643,750
--------------------------------------------------------------------------------------------------
Utility -- 3.5%
   1,000,000      AA+      Mohave County IDA, IDR, (Citizens Utility Project),
                             Series B, 7.050% due 8/1/20                                 1,024,130
     250,000      BBB-     Prescott Valley Improvement District, Special Assessment,
                             Sewer Collection System, Roadway Repair,
                             7.900% due 1/1/12                                             274,062
   1,000,000      AA-      Yavapai County IDA, IDR, (Citizens Utilities Co. Project),
                             5.450% due 6/1/33 (c)                                         887,500
--------------------------------------------------------------------------------------------------
                                                                                         2,185,692
--------------------------------------------------------------------------------------------------
Water & Sewer -- 9.4%
   1,000,000      AAA      Chandler Water & Sewer Revenue Refunding, FGIC-Insured,
                             6.250% due 7/1/13                                           1,046,250
   1,000,000      NR       Gilbert Water Reserve Municipal Property Corp., Water &
                             Wastewater Systems Revenue, Sub. Lien, Connection
                             Development Fee, 6.875% due 4/1/16                          1,013,750
   1,000,000      AAA      Maricopa County IDA, Water System Revenue,
                             Chaparral Water Co. Improvement , Series A,
                             AMBAC-Insured, 5.400% due 12/1/22 (c)                         928,750
   1,000,000      Aaa*    Pima County Metropolitan Domestic Water Improvement
                             District, FGIC-Insured, 4.875% due 1/1/19                     878,750
   1,700,000      AAA      Prescott Valley Water District Revenue, MBIA-Insured,
                             4.875% due 1/1/19                                           1,493,875

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                November 30, 1999
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                 SECURITY                                      VALUE
==================================================================================================
Water & Sewer -- 9.4% (continued)
                           Sedona Wastewater Municipal Property Corp. Excise
                             Tax Revenue, Capital Appreciation, MBIA-Insured:
$  1,000,000      AAA          Zero coupon due 7/1/23                                  $   247,500
   1,000,000      AAA          Zero coupon due 7/1/24                                      233,750
--------------------------------------------------------------------------------------------------
                                                                                         5,842,625
--------------------------------------------------------------------------------------------------
                           TOTAL INVESTMENTS -- 100%
                           (Cost -- $63,135,952**)                                     $62,128,349
==================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except that those which are identified by an asterisk (*) are rated by Moody's Investors Service, Inc.
(b) Pre-Refunded bonds escrowed with U.S. government securities and bonds escrowed to maturity with U.S. government securities are considered by the investment adviser to be triple-A rated even if issuer has not applied for new ratings.
(c) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 15 and 16 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
14                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.

AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories

BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB      -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B       -- Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa      -- Bonds rated "Aa" are judged to be of high quality by all standards.
           Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A       -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa     -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fitch IBCA, Inc. ("Fitch") -- Ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

A       -- Bonds which are rated "A" are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than securities with higher ratings.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     15

--------------------------------------------------------------------------------
Bond Ratings (unaudited) (continued)
--------------------------------------------------------------------------------

BBB     -- Bonds which are rated "BBB" are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

NR      -- Indicates that the bond is not rated by Standard & Poor's, Moody's or
           Fitch.


--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1    -- Standard & Poor's highest rating indicating very strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1  -- Moody's highest rating for issues having a demand feature -- VRDO.

P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


--------------------------------------------------------------------------------
Security Descriptions (unaudited)
--------------------------------------------------------------------------------

ABAG    -- Association of Bay Area Governments
AIG     -- American International Guaranty
AMBAC   -- AMBAC Indemnity Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance
CHFCLI  -- California Health Facility Construction Loan Insurance
CONNIE
 LEE    -- College Construction Loan Insurance Association
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FLAIRS  -- Floating Adjustable Interest Rate Securities
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Financial Security Assurance
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters Company
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSF     -- Permanent School Fund
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Securities
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax-Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
VA      -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand


--------------------------------------------------------------------------------
16                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                November 30, 1999
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (Cost -- $63,135,952)                      $ 62,128,349
  Interest receivable                                                 1,277,074
  Receivable for Fund shares sold                                         7,642
  Receivable for securities sold                                         10,000
--------------------------------------------------------------------------------
  Total Assets                                                       63,423,065
--------------------------------------------------------------------------------

LIABILITIES:
  Payable to bank                                                     2,239,165
  Payable for Fund shares reacquired                                  1,111,263
  Investment advisory fees payable                                       16,897
  Administration fees payable                                            11,265
  Distribution fees payable                                               4,054
  Accrued expenses                                                       25,002
--------------------------------------------------------------------------------
  Total Liabilities                                                   3,407,646
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 60,015,419
================================================================================

NET ASSETS:
  Par value of capital shares                                      $      6,177
  Capital paid in excess of par value                                61,514,118
  Overdistributed net investment income                                 (32,047)
  Accumulated net realized loss from security transactions             (465,226)
  Net unrealized depreciation of investments                         (1,007,603)
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 60,015,419
================================================================================

Shares Outstanding:
  Class A                                                             4,257,237
  ------------------------------------------------------------------------------
  Class B                                                             1,794,664
  ------------------------------------------------------------------------------
  Class L                                                               125,212
  ------------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                   $       9.72
  ------------------------------------------------------------------------------
  Class B *                                                        $       9.71
  ------------------------------------------------------------------------------
  Class L **                                                       $       9.71
  ------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value
    per share)                                                     $      10.13
--------------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
    per share)                                                     $       9.81
================================================================================
 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 4).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.



                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     17

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1999

INVESTMENT INCOME:
  Interest                                                          $ 1,888,145
--------------------------------------------------------------------------------

EXPENSES:
  Distribution fees (Note 4)                                             99,620
  Investment advisory fees (Note 4)                                      97,968
  Administration fees (Note 4)                                           65,312
  Shareholder and system servicing fees                                  16,341
  Registration fees                                                      12,776
  Audit and legal                                                        12,320
  Directors' fees                                                         6,506
  Pricing service fees                                                    4,838
  Shareholder communications                                              2,123
  Custody                                                                 1,487
  Other                                                                   2,753
--------------------------------------------------------------------------------
  Total Expenses                                                        322,044
--------------------------------------------------------------------------------
Net Investment Income                                                 1,566,101
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED LOSS ON
INVESTMENTS (NOTE 5):
  Realized Loss From Security Transactions
  (excluding short-term securities):
     Proceeds from sales                                              9,203,598
     Cost of securities sold                                          9,668,806
--------------------------------------------------------------------------------
  Net Realized Loss                                                    (465,208)
--------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation (Depreciation)
    of Investments:
     Beginning of period                                              2,322,871
     End of period                                                   (1,007,603)
--------------------------------------------------------------------------------
  Increase in Net Unrealized Depreciation                            (3,330,474)
--------------------------------------------------------------------------------
Net Loss on Investments                                              (3,795,682)
--------------------------------------------------------------------------------
Decrease in Net Assets From Operations                              $(2,229,581)
================================================================================



                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
18                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended November 30, 1999 (unaudited) and the Year Ended May 31, 1999

                                                     November 30       May 31
================================================================================

OPERATIONS:
  Net investment income                             $  1,566,101   $  3,062,176
  Net realized gain (loss)                              (465,208)       541,999
  Increase in net unrealized depreciation             (3,330,474)    (1,166,957)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations   (2,229,581)     2,437,218
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                               (1,481,982)    (3,111,183)
  Net realized gains                                    (104,325)      (875,676)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                     (1,586,307)    (3,986,859)
--------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                     4,133,996      9,529,906
  Net asset value of shares issued for
    reinvestment of dividends                            860,607      2,340,052
  Cost of shares reacquired                           (8,160,204)   (10,102,134)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                           (3,165,601)     1,767,824
--------------------------------------------------------------------------------

Increase (Decrease) in Net Assets                     (6,981,489)       218,183

NET ASSETS:
  Beginning of period                                 66,996,908     66,778,725
--------------------------------------------------------------------------------
  End of period *                                   $ 60,015,419   $ 66,996,908
================================================================================
* Includes overdistributed net investment income of:$    (32,047)  $   (116,166)
================================================================================


                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                   19

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

Smith Barney Arizona Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between the quoted bid and ask prices provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At May 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Fund invests primarily in obligations of issuers within Arizona, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting Arizona.


--------------------------------------------------------------------------------
20                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

3. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Investment Advisory Agreement, Administration Agreement and Affiliated Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SSBC an investment advisory fee calculated at an annual rate of 0.30% of average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

Smith Barney Private Trust Company, another subsidiary of Citigroup, acts as the Fund's shareholder servicing agent.

CFBDS, Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.



--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     21

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

For the six months ended November 30, 1999, CFBDS and SSB received sales charges of $36,000 and $2,000 on sales of the Fund's Class A and Class L shares, respectively. In addition, CDSCs paid to CFBDS for Class B and L shares were approximately $12,000 and $2,000, respectively.

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.15% of the average daily net assets for each class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% and 0.55%, respectively, of the average daily net assets for each class. For the six months ended November 30, 1999, total Distribution Plan fees were:

                                     Class A           Class B           Class L
================================================================================
Distribution Plan Fees               $33,914           $60,065            $5,641
================================================================================

All officers and one Director of the Fund are employees of SSB.

5.  Investments

During the six months ended November 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                             $9,330,140
--------------------------------------------------------------------------------
Sales                                                                  9,203,598
================================================================================

At November 30, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $ 1,197,312
Gross unrealized depreciation                                        (2,204,915)
--------------------------------------------------------------------------------
Net unrealized depreciation                                         $(1,007,603)
================================================================================

6.  Capital Shares

At November 30, 1999, the Fund had 500 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, specifically related to the distribution of its shares.



--------------------------------------------------------------------------------
22                                       1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

At November 30, 1999, total paid-in capital amounted to the following for each class:

                                           Class A        Class B      Class L
================================================================================
Total Paid-in Capital                    $41,560,897    $18,655,796  $1,303,602
================================================================================

Transactions in shares of each class were as follows:

                                       Six Months Ended                  Year Ended
                                      November 30, 1999                 May 31, 1999
                                    -----------------------       -----------------------
                                     Shares         Amount         Shares         Amount
=========================================================================================
Class A
Shares sold                         280,502    $ 2,797,897        565,684    $ 5,979,130
Shares issued on reinvestment        62,169        615,971        159,517      1,675,545
Shares reacquired                  (574,431)    (5,681,305)      (617,474)    (6,479,448)
-----------------------------------------------------------------------------------------
Net Increase (Decrease)            (231,760)   $(2,267,437)       107,727    $ 1,175,227
=========================================================================================

Class B
Shares sold                         100,690    $ 1,000,315        255,767    $ 2,691,766
Shares issued on reinvestment        22,328        221,014         58,850        617,705
Shares reacquired                  (178,753)    (1,778,599)      (335,973)    (3,529,430)
-----------------------------------------------------------------------------------------
Net Decrease                        (55,735)   $  (557,270)       (21,356)   $  (219,959)
=========================================================================================

Class L*
Shares sold                          33,306    $   335,784         81,638    $   859,010
Shares issued on reinvestment         2,382         23,622          4,462         46,802
Shares reacquired                   (70,820)      (700,300)        (8,855)       (93,256)
-----------------------------------------------------------------------------------------
Net Increase (Decrease)             (35,132)   $  (340,894)        77,245    $   812,556
=========================================================================================

* On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                     23

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:

Class A Shares               1999(1)(2)     1999(2)     1998         1997         1996         1995
=====================================================================================================
Net Asset Value,
  Beginning of Period      $  10.31      $  10.54    $  10.21    $    9.95    $   10.09    $    9.82
-----------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income(3)     0.26          0.49        0.50         0.53         0.53         0.54
  Net realized and
  unrealized gain (loss)      (0.59)        (0.10)       0.40         0.26        (0.15)        0.33
-----------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations             (0.33)         0.39        0.90         0.79         0.38         0.87
-----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income       (0.24)        (0.49)      (0.52)       (0.53)       (0.52)       (0.54)
  Net realized gains          (0.02)        (0.13)      (0.05)          --           --        (0.06)
-----------------------------------------------------------------------------------------------------
Total Distributions           (0.26)        (0.62)      (0.57)       (0.53)       (0.52)       (0.60)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period            $   9.72      $  10.31    $  10.54    $   10.21    $    9.95    $   10.09
-----------------------------------------------------------------------------------------------------
Total Return                  (3.26)%++      3.79%       9.00%        8.06%        3.82%        9.38%
-----------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)     $ 41,366      $ 46,279    $ 46,183    $  37,304    $  41,917    $  43,222
-----------------------------------------------------------------------------------------------------
Ratios to Average
  Net Assets:
  Expenses(3)                  0.84%+        0.88%       0.85%        0.88%        0.82%        0.82%
Net investment income          5.03+         4.64        4.87         5.17         5.20         5.37
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate          14%           41%         42%          27%          22%          21%
=====================================================================================================

(1) For the six months ended November 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser waived all or part of its fees for each of the two years ended May 31, 1996. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                Per Share Decreases          Expense Ratios
              to Net Investment Income     Without Fee Waiver
              ------------------------     ------------------
                1996            1995         1996        1995
                ----            ----         ----        ----
               $0.02           $0.04        0.99%       1.01%

++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


--------------------------------------------------------------------------------
24                                     1999 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:

Class B Shares                1999(1)(2)    1999(2)    1998         1997        1996        1995
=================================================================================================
Net Asset Value,
  Beginning of Period      $  10.30      $  10.54    $ 10.21    $   9.95     $  10.09   $   9.82
-------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income(3)     0.23          0.43       0.45        0.48         0.48       0.49
  Net realized and
    unrealized gain (loss)    (0.59)        (0.10)      0.40        0.26        (0.15)      0.33
-------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations             (0.36)         0.33       0.85        0.74         0.33       0.82
-------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income       (0.21)        (0.44)     (0.47)      (0.48)       (0.47)     (0.49)
  Net realized gains          (0.02)        (0.13)     (0.05)         --           --      (0.06)
-------------------------------------------------------------------------------------------------
Total Distributions           (0.23)        (0.57)     (0.52)      (0.48)       (0.47)     (0.55)
-------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period            $   9.71      $  10.30    $ 10.54    $  10.21     $   9.95   $  10.09
-------------------------------------------------------------------------------------------------
Total Return                  (3.53)%++      3.15%      8.46%       7.53%        3.30%      8.78%
-------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)     $ 17,433      $ 19,066    $ 9,721    $ 19,886     $ 22,369   $ 22,838
-------------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses(3)                  1.35%+        1.42%      1.38%       1.39%        1.33%      1.33%
  Net investment income        4.52+         4.11       4.35        4.66         4.69       4.85
-------------------------------------------------------------------------------------------------
Portfolio Turnover Rate          14%           41%        42%         27%          22%        21%
=================================================================================================

(1) For the six months ended November 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser waived all or part of its fees for each of the two years ended May 31, 1996. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                 Per Share Decreases          Expense Ratios
              to Net Investment Income      Without Fee Waiver
              ------------------------      ------------------
                1996            1995         1996        1995
                ----            ----         ----        ----
               $0.02           $0.03         1.50%       1.52%

++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


--------------------------------------------------------------------------------
Smith Barney Arizona Municipals Fund Inc.                                   25

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended May 31, except where noted:

Class L Shares                     1999(1)(2)  1999(2)(3)  1998       1997       1996       1995(4)
===================================================================================================
Net Asset Value,
  Beginning of Period           $  10.30      $ 10.53    $ 10.21    $  9.95    $ 10.09    $   9.28
---------------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income(5)          0.22         0.42       0.45       0.47       0.48        0.24
  Net realized and
    unrealized gain (loss)         (0.58)       (0.09)      0.39       0.26      (0.15)       0.86
---------------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations                  (0.36)        0.33       0.84       0.73       0.33        1.10
---------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income            (0.21)       (0.43)     (0.47)     (0.47)     (0.47)      (0.23)
  Net realized gains               (0.02)       (0.13)     (0.05)        --         --       (0.06)
---------------------------------------------------------------------------------------------------
Total Distributions                (0.23)       (0.56)     (0.52)     (0.47)     (0.47)      (0.29)
---------------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period                 $   9.71      $ 10.30    $ 10.53    $ 10.21    $  9.95    $  10.09
---------------------------------------------------------------------------------------------------
Total Return                       (3.55)%++     3.21       8.30%      7.49%      3.26%      12.10%++
---------------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)          $  1,216      $ 1,652    $   875    $   822    $   554    $    386
---------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(5)                       1.53%+       1.44%      1.42%      1.42%      1.39%       1.38%+
  Net investment income             4.32+        4.09       4.30       4.63       4.63        4.81+
---------------------------------------------------------------------------------------------------
Portfolio Turnover Rate               14%          41%        42%        27%        22%         21%
===================================================================================================

(1) For the six months ended November 30, 1999 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
(4) For the period from December 8, 1994 (inception date) to May 31, 1995.
(5) The investment adviser waived all or part of its fees for the year ended May 31, 1996, and the period ended May 31, 1995. If such fees were not waived, the per share effect on net investment income and the expense ratios would have been as follows:

                        Per Share Decreases          Expense Ratios
                      to Net Investment Income     Without Fee Waiver
                      ------------------------     ------------------
                       1996            1995         1996        1995
                       ----            ----         ----        ----
                      $0.02           $0.01        1.56%       1.56%+

++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.


--------------------------------------------------------------------------------
26                                     1999 Semi-Annual Report to Shareholders

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

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

                                                  [LOGO OF SALOMON SMITH BARNEY]

Directors
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

James J. Crisona, Emeritus

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Joseph P. Deane
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary

Investment Adviser and Administrator
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Shareholder Servicing Agent
Smith Barney Private Trust Company
388 Greenwich Street, 22nd Floor
New York, New York 10013

Sub-Shareholder Servicing Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney Arizona Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Salomon Smith Barney is a service mark of Salomon Smith Barney, Inc.

Smith Barney Arizona Municipals Fund Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds


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